Changes in Stockholders' Equity (Notes)	9 Months Ended
Sep. 30, 2015
Changes in Stockholders' Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Changes in Stockholders' Equity
The below table provides an analysis of changes in each balance sheet caption of stockholders’ equity for the nine months ended September 30, 2015 and 2014 (in thousands, except share data):

	Nine Months Ended September 30, 2015
	Common Stock		Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total Stockholders' Equity
	Number of Shares	Amount
Balance at December 31, 2014	51,326,696	$509	$751,061	$(475,165)	$2,398	$278,803
2015 Activity:
Net loss	—	—	—	(192,924)	—	(192,924)
Foreign currency translation	—	—	—	—	(7,293)	(7,293)
Issuances of common stock	133,544	1	3,089	—	—	3,090
Grant of non-vested shares of common stock	5,092	—	—	—	—	—
Forfeitures of non-vested shares of common stock	(5,695)	—	—	—	—	—
Vesting of stock-settled phantom stock and restricted stock units	12,170	2	(2)	—	—	—
Stock-based compensation	—	—	7,720	—	—	7,720
Issuance of stock warrants, net of equity issuance costs	—	—	24,575	—	—	24,575
Balance at September 30, 2015	51,471,807	$512	$786,443	$(668,089)	$(4,895)	$113,971

	Nine Months Ended September 30, 2014
	Common Stock		Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total Stockholders' Equity
	Number of Shares	Amount
Balance at December 31, 2013	47,993,765	$473	$656,770	$(215,482)	$17,953	$459,714
2014 Activity:
Net loss	—	—	—	(148,453)	—	(148,453)
Foreign currency translation	—	—	—	—	(11,636)	(11,636)
Reclassification of gain on equity securities, net of taxes $1	—	—	—	—	2	2
Minimum pension liability adjustment [1]	—	—	—	—	(344)	(344)
CTA write-off to earnings related to liquidation of Japanese subsidiary [1]	—	—	—	—	2,628	2,628
Issuances of common stock	1,183,055	13	26,363	—	—	26,376
Common stock issued in connection with Solana acquisition	1,364,632	13	41,430	—	—	41,443
Grant of non-vested shares of common stock	243,228	—	—	—	—	—
Forfeitures of non-vested shares of common stock	(21,541)	—	—	—	—	—
Vesting of stock-settled phantom stock and restricted stock units	81,116	5	(5)	—	—	—
Stock-based compensation	—	—	13,174	—	—	13,174
Balance at September 30, 2014	50,844,255	$504	$737,732	$(363,935)	$8,603	$382,904

[1]
The balances of CTA and minimum pension liability adjustment within AOCI were written-off following the liquidation of our former Japanese subsidiary as part of the sale of our OrthoRecon business. This was recorded within the gain on the sale of the OrthoRecon business within results of discontinued operations.